UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2018 to August 17, 2018

Commission File Number of issuing entity:  333-206582-05

Central Index Key Number of issuing entity:  0001687374

Morgan Stanley Capital I Trust 2016-BNK2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4014733
38-4014734
38-7170472
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2018 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-BNK2.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Bank, National Association, Morgan Stanley Mortgage Capital Holdings LLC, and Bank of America, National Association (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2016-BNK2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 18, 2018 to August 17, 2018.

Wells Fargo Bank, National Association filed its most recent Form ABS-15G on August 13, 2018. The CIK number for Wells Fargo Bank, National Association is 0000740906.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 10, 2018. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on August 13, 2018. The CIK number for Bank of America, National Association is 0001102113.

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2016-BNK2, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00

*REO Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2016-BNK2, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	07/17/2018	$5,060.72
Current Distribution Date	08/17/2018	$5,235.04

Interest Reserve Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-BNK2, relating to the August 17, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: August 28, 2018